Revision of Prior Period Financial Statements (Details) - Schedule of Revised Consolidated Statement of Profit or Loss and Other Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
As Reported [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of Revised Consolidated Statement of Profit or Loss and Other Comprehensive Loss [Line Items]
Other income		$ 460,710
Research and development		(8,939,037)
Total operating expenses		(15,137,338)
Operating loss	$ (7,483,561)	(17,099,793)
Loss before tax	(7,352,403)	(17,368,546)
Net loss attributable of owners of the Company	$ (7,306,318)	(17,390,166)
Total comprehensive loss attributable to owners of the Company		$ (17,124,410)
Basic and diluted loss per share (in Dollars per share)	$ (9.43)	$ (26.26)
Adjustment [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of Revised Consolidated Statement of Profit or Loss and Other Comprehensive Loss [Line Items]
Other income		$ (246,493)
Research and development		578,216
Total operating expenses		331,723
Operating loss	$ (932,200)	331,723
Loss before tax	(932,200)	331,723
Net loss attributable of owners of the Company	$ (932,200)	331,723
Total comprehensive loss attributable to owners of the Company		$ 331,723
Basic and diluted loss per share (in Dollars per share)	$ (1.2)	$ 0.5
As Revised [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of Revised Consolidated Statement of Profit or Loss and Other Comprehensive Loss [Line Items]
Other income		$ 214,217
Research and development		(8,360,821)
Total operating expenses		(14,805,615)
Operating loss		(16,768,070)
Loss before tax		(17,036,823)
Net loss attributable of owners of the Company		(17,058,443)
Total comprehensive loss attributable to owners of the Company		$ (16,792,687)
Basic and diluted loss per share (in Dollars per share)		$ (25.76)